Remaining Principal Payments Under Term Facility (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 8,125	$ 8,125
2014	8,125	8,125
2015	8,125	8,125
2016	8,125	8,125
2017		8,125
Thereafter		284,375
Total principal payments	$ 325,000	$ 325,000